RETIREMENT AND POSTRETIREMENT BENEFITS (Details 6) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Benefits Expected to be Paid by the Company
Expected future benefit payments for 2014	80
Expected future benefit payments for 2015	85
Expected future benefit payments for 2016	90
Expected future benefit payments for 2017	95
Expected future benefit payments for 2018	101
Expected future benefit payments for 2019-2023	591
Pension
Pension and Other Postretirement Benefit Disclosures
Total contributions	155	97
Contributions expected to be paid in 2014	152
OPEB
Pension and Other Postretirement Benefit Disclosures
Total contributions	12	13
Contributions expected to be paid in 2014	11